Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
22.	RELATED PARTY TRANSACTIONS

Nature of the relationships with the related party:

Name	Relationship with the Group
Yizhuang Jingxinyuan Investment
And Development Co., Ltd (“Jingxinyuan”)	Controlled by Mr. Defu Dong

(a)	As of December 31, 2013 and 2014, amount due to a related party were as follow:

	December 31,
	2013	2014
Jingxinyuan	$—	$178	(1)

(1)	The amount represents the rental expense payable to Jingxinyuan. The amount due to a related party is unsecured and non-interest bearing.

(b)	In October, 2014, the Group entered into a three-year lease agreement with Jinxinyuan to rent office spaces of 5,462 square meters in Beijing. The rental expense was $178 for the year ended December 31, 2014.